Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning balance	$ 3,905	$ 4,308
Charge-offs	201	443
Recoveries	41	34
Provision	150	(6)
Ending balance	3,595	3,905
Commercial [Member]
Allowance for loan losses:
Beginning balance	2,725	3,131
Charge-offs	0	205
Recoveries	0	0
Provision	609	201
Ending balance	2,116	2,725
Commercial Mortgage [Member]
Allowance for loan losses:
Beginning balance	458	401
Charge-offs	159	190
Recoveries	21	19
Provision	(356)	(228)
Ending balance	676	458
Mortgage Warehouse [Member]
Allowance for loan losses:
Beginning balance	508	601
Charge-offs	0	0
Recoveries	0	0
Provision	(146)	93
Ending balance	654	508
Residential Construction [Member]
Allowance for loan losses:
Beginning balance	0	2
Charge-offs	0	0
Recoveries	0	0
Provision	(4)	2
Ending balance	4	0
Home Equity [Member]
Allowance for loan losses:
Beginning balance	111	130
Charge-offs	12	22
Recoveries	5	0
Provision	14	(3)
Ending balance	90	111
Consumer and Other [Member]
Allowance for loan losses:
Beginning balance	83	43
Charge-offs	30	26
Recoveries	15	15
Provision	13	(51)
Ending balance	55	83
Unallocated [Member]
Allowance for loan losses:
Beginning balance	20	0
Charge-offs	0	0
Recoveries	0	0
Provision	20	(20)
Ending balance	$ 0	$ 20